SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$19.8	$—	$295.8	$—	$315.6
Receivables, net	119.3	—	693.9	—	813.2
Intercompany receivables	—		1,498.9	(1,498.9)	—
Income taxes receivable	35.3	—	1.0	—	36.3
Inventories	173.3	—	506.2	—	679.5
Current deferred income taxes	—	—	2.6	(2.6)	—
Other current assets	150.7	5.0	6.2	(129.1)	32.8
Total current assets	498.4	5.0	3,004.6	(1,630.6)	1,877.4
Property, plant and equipment, net	501.4	—	3,357.6	—	3,859.0
Investment in Subsidiaries	5,970.8	3,675.2	—	(9,646.0)	—
Deferred income taxes	170.8	—	—	(63.4)	107.4
Other assets	42.8	—	421.0	—	463.8
Long-term receivables—affiliates	—	2,553.2	—	(2,553.2)
Intangible assets, net	0.1	—	663.1	—	663.2
Goodwill	—	985.4	1,160.7	—	2,146.1
Total assets	$7,184.3	$7,218.8	$8,607.0	$(13,893.2)	$9,116.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.9	$—	$12.2	$—	$205.1
Accounts payable	45.9	—	432.2	—	478.1
Intercompany payables	1,459.5	39.4	—	(1,498.9)	—
Income taxes payable	2.5	—	14.2	(2.6)	14.1
Accrued liabilities	267.8	—	213.6	(129.1)	352.3
Total current liabilities	1,968.6	39.4	672.2	(1,630.6)	1,049.6
Long-term debt	1,067.7	2,547.8	12.4	—	3,627.9
Accrued pension liability	182.4	—	452.8	—	635.2
Deferred income taxes	8.6	189.7	892.7	—	1,091.0
Long-term payables—affiliates	1,291.8	281.7	979.7	(2,553.2)	—
Other liabilities	292.4	—	111.4	(63.4)	340.4
Total liabilities	4,811.5	3,058.6	3,121.2	(4,247.2)	6,744.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.2	—	14.6	(14.6)	165.2
Additional paid-in capital	2,238.9	4,146.1	4,790.3	(8,936.4)	2,238.9
Accumulated other comprehensive loss	(470.2)	—	(7.2)	7.2	(470.2)
Retained earnings	438.9	14.1	688.1	(702.2)	438.9
Total shareholders' equity	2,372.8	4,160.2	5,485.8	(9,646.0)	2,372.8
Total liabilities and shareholders' equity	$7,184.3	$7,218.8	$8,607.0	$(13,893.2)	$9,116.9

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	$—	$272.6	$—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	—	995.0	(995.0)	—
Income taxes receivable	34.6	—	1.5	(3.2)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	579.8	5.0	2,475.0	(1,126.4)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in Subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	—	—	104.6	(8.7)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—
Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	$—	$12.2	$—	$205.0
Accounts payable	36.1	—	576.6	(4.5)	608.2
Intercompany payables	966.0	29.0	—	(995.0)	—
Income taxes payable	2.7	—	8.1	(5.9)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,425.4	29.0	818.2	(1,126.4)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	32.5	189.7	881.7	(8.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—
Other liabilities	296.1	—	39.9	—	336.0
Total liabilities	4,618.7	3,052.6	2,896.5	(3,697.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$179.2	$—	$17.6	$—	$196.8
Receivables, net	130.0	—	173.8	—	303.8
Intercompany receivables	—	—	622.7	(622.7)	—
Income taxes receivable	15.1	—	—	—	15.1
Inventories	149.1	—	67.0	—	216.1
Current deferred income taxes	42.6	—	11.4	—	54.0
Other current assets	111.9	—	2.2	(96.7)	17.4
Total current assets	627.9	—	894.7	(719.4)	803.2
Property, plant and equipment, net	503.7	—	416.2	—	919.9
Investment in Subsidiaries	1,694.2	—	—	(1,694.2)	—
Deferred income taxes	64.1	—	—	(51.2)	12.9
Other assets	60.1	—	10.1	—	70.2
Intangible assets, net	0.5	—	119.3	—	119.8
Goodwill	—	—	747.1	—	747.1
Total assets	$2,950.5	$—	$2,187.4	$(2,464.8)	$2,673.1
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$4.2	$—	$12.2	$—	$16.4
Accounts payable	60.7	—	87.7	(0.6)	147.8
Intercompany payables	622.7		—	(622.7)	—
Income taxes payable	1.1	—	—	—	1.1
Accrued liabilities	135.5	—	165.7	(96.1)	205.1
Total current liabilities	824.2	—	265.6	(719.4)	370.4
Long-term debt	623.9	—	24.8	—	648.7
Accrued pension liability	165.0	—	2.2	—	167.2
Deferred income taxes	—	—	158.5	(51.2)	107.3
Other liabilities	319.2	—	42.1	—	361.3
Total liabilities	1,932.3	—	493.2	(770.6)	1,654.9
Commitments and contingencies
Shareholders' equity:
Common stock	77.5	—	14.6	(14.6)	77.5
Additional paid-in capital	792.1	—	1,221.3	(1,221.3)	792.1
Accumulated other comprehensive loss	(439.7)	—	(20.1)	20.1	(439.7)
Retained earnings	588.3	—	478.4	(478.4)	588.3
Total shareholders' equity	1,018.2	—	1,694.2	(1,694.2)	1,018.2
Total liabilities and shareholders' equity	$2,950.5	$—	$2,187.4	$(2,464.8)	$2,673.1

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	$—	$272.6	$—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	—	995.0	(995.0)	—
Income taxes receivable	34.6	—	1.5	(3.2)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	579.8	5.0	2,475.0	(1,126.4)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in Subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	—	—	104.6	(8.7)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—
Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	$—	$12.2	$—	$205.0
Accounts payable	36.1	—	576.6	(4.5)	608.2
Intercompany payables	966.0	29.0	—	(995.0)	—
Income taxes payable	2.7	—	8.1	(5.9)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,425.4	29.0	818.2	(1,126.4)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	32.5	189.7	881.7	(8.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—

Other liabilities	296.1	—	39.9	—	336.0
Total liabilities	4,618.7	3,052.6	2,896.5	(3,697.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$239.4	$—	$17.4	$—	$256.8
Receivables, net	107.3	—	155.8	—	263.1
Intercompany receivables	—		617.1	(617.1)	—
Income taxes receivable	21.4	—	0.2	—	21.6
Inventories	136.1	—	74.0	—	210.1
Current deferred income taxes	41.9	—	12.3	—	54.2
Other current assets	99.0	—	1.9	(90.6)	10.3
Total current assets	645.1	—	878.7	(707.7)	816.1
Property, plant and equipment, net	505.3	—	425.7	—	931.0
Investment in Subsidiaries	1,683.9	—	—	(1,683.9)	—
Deferred income taxes	61.2	—	—	(48.7)	12.5
Other assets	48.4	—	10.6	—	59.0
Intangible assets, net	0.5	—	123.0	—	123.5
Goodwill	—	—	747.1	—	747.1
Total assets	$2,944.4	$—	$2,185.1	$(2,440.3)	$2,689.2
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$4.2	$—	$12.2	$—	$16.4
Accounts payable	54.0	—	93.4	(0.6)	146.8
Intercompany payables	617.1		—	(617.1)	—
Income taxes payable	0.2	—	—	—	0.2
Accrued liabilities	137.0	—	167.3	(90.0)	214.3
Total current liabilities	812.5	—	272.9	(707.7)	377.7
Long-term debt	624.9	—	24.9	—	649.8
Accrued pension liability	179.1	—	2.9	—	182.0
Deferred income taxes	—	—	155.8	(48.7)	107.1
Other liabilities	314.6	—	44.7	—	359.3
Total liabilities	1,931.1	—	501.2	(756.4)	1,675.9
Commitments and contingencies
Shareholders' equity:
Common stock	77.4	—	14.6	(14.6)	77.4
Additional paid-in capital	788.3	—	1,221.2	(1,221.2)	788.3
Accumulated other comprehensive loss	(443.1)	—	(19.0)	19.0	(443.1)
Retained earnings	590.7	—	467.1	(467.1)	590.7
Total shareholders' equity	1,013.3	—	1,683.9	(1,683.9)	1,013.3
Total liabilities and shareholders' equity	$2,944.4	$—	$2,185.1	$(2,440.3)	$2,689.2

Supplemental Guarantor Financial Information Statement of Operations

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$320.7	$—	$1,141.3	$(113.8)	$1,348.2
Operating expenses:
Cost of goods sold	275.3	—	1,013.9	(113.8)	1,175.4
Selling and administration	36.8	—	51.3	—	88.1
Restructuring charges	0.3	—	92.5	—	92.8
Acquisition-related costs	10.2	—	—	—	10.2
Other operating (loss) income	(0.5)	—	11.4	—	10.9
Operating (loss) income	(2.4)	—	(5.0)	—	(7.4)
Earnings of non-consolidated affiliates	0.2	—	—	—	0.2
Equity income (loss) in subsidiaries	(28.8)	43.6	—	(14.8)	—
Interest expense	10.7	38.2	1.0	(1.4)	48.5
Interest income	0.8	—	0.9	(1.4)	0.3
Income (loss) before taxes	(40.9)	5.4	(5.1)	(14.8)	(55.4)
Income tax (benefit) provision	(3.0)	(13.3)	(1.2)	—	(17.5)
Net income (loss)	$(37.9)	$18.7	$(3.9)	$(14.8)	$(37.9)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$323.1	$—	$289.4	$(94.5)	$518.0
Operating expenses:
Cost of goods sold	274.7	—	253.0	(94.5)	433.2
Selling and administration	35.3	—	11.7	—	47.0
Restructuring charges	—	—	1.2	—	1.2
Acquisition-related costs	10.4	—	—	—	10.4
Other operating (loss) income	(0.6)	—	0.4	—	(0.2)
Operating income	2.1	—	23.9	—	26.0
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	15.1	—	—	(15.1)	—
Interest expense	7.9	—	0.5	(1.3)	7.1
Interest income	0.8	—	0.8	(1.3)	0.3
Income (loss) before taxes	10.5	—	24.2	(15.1)	19.6
Income tax provision	(2.6)	—	9.1	—	6.5
Net income (loss)	$13.1	$—	$15.1	$(15.1)	$13.1

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,215.4	$—	$2,002.5	$(363.5)	$2,854.4
Operating expenses:
Cost of goods sold	1,057.8	—	1,792.5	(363.5)	2,486.8
Selling and administration	110.4	—	76.1	—	186.5
Restructuring charges	0.7	—	2.0	—	2.7
Acquisition-related costs	117.9	—	5.5	—	123.4
Other operating (loss) income	(4.0)	—	49.7	—	45.7
Operating (loss) income	(75.4)	—	176.1	—	100.7
Earnings of non-consolidated affiliates	1.7	—	—	—	1.7
Equity income (loss) in subsidiaries	90.2	19.7	—	(109.9)	—
Interest expense	60.9	37.0	4.5	(5.4)	97.0
Interest income	3.1	—	3.4	(5.4)	1.1
Other income (expense)	0.4	—	(0.2)	—	0.2
Income (loss) before taxes	(40.9)	(17.3)	174.8	(109.9)	6.7
Income tax provision (benefit)	(39.5)	(12.8)	60.3	—	8.1
Net income (loss)	$(1.4)	$(4.6)	$114.5	$(109.9)	$(1.4)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,373.2	$—	$1,285.5	$(417.5)	$2,241.2
Operating expenses:			—
Cost of goods sold	1,148.1	—	1,122.6	(417.5)	1,853.2
Selling and administration	90.8	—	75.4	—	166.2
Restructuring charges	4.8	—	10.9	—	15.7
Acquisition-related costs	4.2	—	—	—	4.2
Other operating income	0.9	—	0.6	—	1.5
Operating income	126.2	—	77.2	—	203.4
Earnings of non-consolidated affiliates	1.7	—	—	—	1.7
Equity income (loss) in subsidiaries	48.8	—	—	(48.8)	—
Interest expense	47.0	—	1.3	(4.5)	43.8
Interest income	2.5	—	3.3	(4.5)	1.3
Other income	0.1	—	—	—	0.1
Income (loss) from continuing operations before taxes	132.3	—	79.2	(48.8)	162.7
Income tax provision	27.3	—	30.4	—	57.7
Income (loss) from continuing operations	105.0	—	48.8	(48.8)	105.0
Income from discontinued operations, net	0.7	—	—	—	0.7
Net income (loss)	$105.7	$—	$48.8	$(48.8)	$105.7

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,379.4	$—	$1,569.6	$(434.0)	$2,515.0
Operating expenses:			—
Cost of goods sold	1,159.3	—	1,308.4	(434.0)	2,033.7
Selling and administration	132.8	—	57.2	—	190.0
Restructuring charges	5.5	—	—	—	5.5
Acquisition-related costs	—	—	—	—	—
Other operating income	0.6	—	0.1	—	0.7
Operating income	82.4	—	204.1	—	286.5
Earnings of non-consolidated affiliates	2.8	—	—	—	2.8
Equity income (loss) in subsidiaries	129.8	—	—	(129.8)	—
Interest expense	37.8	—	7.9	(7.1)	38.6
Interest income	4.4	—	3.3	(7.1)	0.6
Other (expense) income	(0.1)	—	(1.2)	—	(1.3)
Income (loss) before taxes	181.5	—	198.3	(129.8)	250.0
Income tax provision	2.9	—	68.5	—	71.4
Net income (loss)	$178.6	$—	$129.8	$(129.8)	$178.6

Supplemental Guarantor Financial Information Statements Of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$(37.9)	$18.7	$(3.9)	$(14.8)	$(37.9)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	15.5	—	15.5	(15.5)	15.5
Unrealized losses on derivative contracts, net	3.0	—	—	—	3.0
Amortization of prior service costs and actuarial losses, net	3.8	—	0.5	(0.5)	3.8
Total other comprehensive income (loss), net of tax	22.3	—	16.0	(16.0)	22.3
Comprehensive income (loss)	$(15.6)	$18.7	$12.1	$(30.8)	$(15.6)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$13.1	$—	$15.1	$(15.1)	$13.1
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(1.4)	—	(1.4)	1.4	(1.4)
Unrealized losses on derivative contracts, net	(0.3)	—	—	—	(0.3)
Amortization of prior service costs and actuarial losses, net	5.1	—	0.4	(0.4)	5.1
Total other comprehensive (loss) income, net of tax	3.4	—	(1.0)	1.0	3.4
Comprehensive (loss) income	$16.5	$—	$14.1	$(14.1)	$16.5

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$(1.4)	$(4.6)	$114.5	$(109.9)	$(1.4)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(9.8)	—	(9.8)	9.8	(9.8)
Unrealized losses on derivative contracts, net	(2.7)	—	—	—	(2.7)
Pension and postretirement liability adjustments, net	(78.8)	—	(5.1)	5.1	(78.8)
Amortization of prior service costs and actuarial losses, net	41.9	—	2.3	(2.3)	41.9
Total other comprehensive (loss) income, net of tax	(49.4)	—	(12.6)	12.6	(49.4)
Comprehensive (loss) income	$(50.8)	$(4.6)	$101.9	$(97.3)	$(50.8)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$105.7	$—	$48.8	$(48.8)	$105.7
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(1.8)	—	(1.8)	1.8	(1.8)
Unrealized losses on derivative contracts, net	(5.1)	—	—	—	(5.1)
Pension and postretirement liability adjustments, net	(86.6)	—	(3.2)	3.2	(86.6)
Amortization of prior service costs and actuarial losses, net	15.5	—	1.4	(1.4)	15.5
Total other comprehensive (loss) income, net of tax	(78.0)	—	(3.6)	3.6	(78.0)
Comprehensive income (loss)	$27.7	$—	$45.2	$(45.2)	$27.7

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$178.6	$—	$129.8	$(129.8)	$178.6
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	(2.6)	—	(2.6)	2.6	(2.6)
Unrealized losses on derivative contracts, net	(3.8)	—	—	—	(3.8)
Pension and postretirement liability adjustments, net	(7.7)	—	(1.4)	1.4	(7.7)
Amortization of prior service costs and actuarial losses, net	20.3	—	1.1	(1.1)	20.3
Total other comprehensive income (loss), net of tax	6.2	—	(2.9)	2.9	6.2
Comprehensive income (loss)	$184.8	$—	$126.9	$(126.9)	$184.8

Supplemental Guarantor Financial Information Statements Of Cash Flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(35.5)	—	$82.5	—	$47.0
Investing Activities
Capital expenditures	(16.2)	—	(59.9)	—	(76.1)
Proceeds from disposition of property, plant and equipment	—	—	0.1	—	0.1
Distributions from affiliated companies, net	2.2	—	—	—	2.2
Net investing activities	(14.0)	—	(59.8)	—	(73.8)
Financing Activities
Long-term debt repayments	(0.2)	(16.9)	—	—	(17.1)
Dividends paid	(33.0)	—	—	—	(33.0)
Intercompany financing activities	(16.9)	16.9	—	—	—
Net financing activities	(50.1)	—	—	—	(50.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	0.5
Net (decrease) increase in cash and cash equivalents	(99.6)	—	23.2	—	(76.4)
Cash and cash equivalents, beginning of year	119.4	—	272.6	—	392.0
Cash and cash equivalents, end of year	$19.8	—	$295.8	—	$315.6

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(15.5)	$—	$5.9	$—	$(9.6)
Investing Activities
Capital expenditures	(18.6)	—	(4.7)	—	(23.3)
Proceeds from disposition of property, plant and equipment	0.2	—	0.4	—	0.6
Distributions from affiliated companies, net	2.2	—	—	—	2.2
Other investing activities	—	—	(1.4)	—	(1.4)
Net investing activities	(16.2)	—	(5.7)	—	(21.9)
Financing Activities
Long-term debt repayments	(1.0)	—	—	—	(1.0)
Stock options exercised	2.0	—	—	—	2.0
Excess tax benefits from stock-based compensation	0.3	—	—	—	0.3
Dividends paid	(15.5)	—	—	—	(15.5)
Debt and equity issuance costs	(14.3)	—	—	—	(14.3)
Net financing activities	(28.5)	—	—	—	(28.5)
Net (decrease) increase in cash and cash equivalents	(60.2)	—	0.2	—	(60.0)
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$179.2	$—	$17.6	$—	$196.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(70.6)	$—	$287.7	$—	$217.1
Investing Activities
Capital expenditures	(74.0)	—	(56.9)	—	(130.9)
Business acquired and related transactions, net of cash acquired	(408.1)	—	—	—	(408.1)
Proceeds from disposition of property, plant and equipment	1.7	—	24.5	—	26.2
Distributions from affiliated companies, net	8.8	—	—	—	8.8
Net investing activities	(471.6)	—	(32.4)	—	(504.0)
Financing Activities
Long-term debt:
Borrowings	1,275.0	—	—	—	1,275.0
Repayments	(149.5)	—	(581.2)	—	(730.7)
Stock options exercised	2.2	—	—	—	2.2
Excess tax benefits from stock-based compensation	0.4	—	—	—	0.4
Dividends paid	(79.5)	—	—	—	(79.5)
Debt and equity issuance costs	(35.2)	(10.0)	—	—	(45.2)
Intercompany financing activities	(591.2)	10.0	581.2		—
Net financing activities	422.2	—	—	—	422.2
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.1)	—	(0.1)
Net (decrease) increase in cash and cash equivalents	(120.0)	—	255.2	—	135.2
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$119.4	$—	$272.6	$—	$392.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$134.7	$—	$24.5	$—	$159.2
Investing Activities
Capital expenditures	(51.3)	—	(20.5)	—	(71.8)
Proceeds from disposition of property, plant and equipment	3.5	—	2.1	—	5.6
Restricted cash activity, net	4.2	—	—	—	4.2
Other investing activities	—	—	0.3	—	0.3
Net investing activities	(43.6)	—	(18.1)	—	(61.7)
Financing Activities
Long-term debt:
Borrowings	150.0	—	—	—	150.0
Repayments	(150.2)	—	(12.2)	—	(162.4)
Earn out payment - SunBelt	—	—	(14.8)	—	(14.8)
Common stock repurchased and retired	(64.8)	—	—	—	(64.8)
Stock options exercised	6.6	—	—	—	6.6
Excess tax benefits from stock-based compensation	1.1	—	—	—	1.1
Dividends paid	(63.0)	—	—	—	(63.0)
Debt and equity issuance costs	(1.2)	—	—	—	(1.2)
Intercompany financing activities	(27.0)		27.0		—
Net financing activities	(148.5)	—	—	—	(148.5)
Net (decrease) increase in cash and cash equivalents	(57.4)	—	6.4	—	(51.0)
Cash and cash equivalents, beginning of year	296.8	—	11.0	—	307.8
Cash and cash equivalents, end of year	$239.4	$—	$17.4	$—	$256.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$336.9	—	$(19.9)	$—	$317.0
Investing Activities
Capital expenditures	(63.6)	—	(27.2)	—	(90.8)
Proceeds from sale/leaseback of equipment	—	—	35.8	—	35.8
Proceeds from disposition of property, plant and equipment	3.7	—	0.9	—	4.6
Distributions from affiliated companies, net	1.5	—	—	—	1.5
Distributions from consolidated subsidiaries, Net	7.9	—	—	(7.9)	—
Restricted cash activity, net	7.7	—	—	—	7.7
Other investing activities	—	—	(2.6)	—	(2.6)
Net investing activities	(42.8)	—	6.9	(7.9)	(43.8)
Financing Activities
Long-term debt repayments	(11.5)	—	(12.2)	—	(23.7)
Earn out payment - SunBelt	—	—	(17.1)	—	(17.1)
Common stock repurchased and retired	(36.2)	—	—	—	(36.2)
Stock options exercised	8.8	—	—	—	8.8
Excess tax benefits from stock-based compensation	1.6	—	—	—	1.6
Dividends paid	(64.0)	—	(7.9)	7.9	(64.0)
Intercompany financing activities	(29.3)		29.3		—
Net financing activities	(130.6)	—	(7.9)	7.9	(130.6)
Net increase (decrease) in cash and cash equivalents	163.5	—	(20.9)	—	142.6
Cash and cash equivalents, beginning of year	133.3	—	31.9	—	165.2
Cash and cash equivalents, end of year	$296.8	—	$11.0	—	$307.8